Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 5,578,436
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	481,492
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	450,628
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	466,474
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	454,835
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	454,663
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 3,270,344